Other Long Term Assets - 10K	5 Months Ended
Oct. 15, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Long Term Assets	Other Long Term AssetsThe Company incurred $1,356 of debt issuance costs, net of amortization, as of April 30, 2023 that is designated as a loan commitment asset related to future debt drawdowns. See Note 9.